Contingencies, commitments and restrictions on the distribution of profits - Commitments (Details) - item	1 Months Ended	12 Months Ended
	Feb. 28, 1998	Dec. 31, 2020
Schedule Of Commitment [Line Items]
Number of airports		52
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports	33	35 [1]
Concession agreement extension period	10 years	10 years
Argentina | NQN
Schedule Of Commitment [Line Items]
Number of airports		1
Concession agreement extension period		5 years
Argentina | BBL
Schedule Of Commitment [Line Items]
Number of airports		1
Concession agreement extension period		10 years
Italy | TA (SAT)
Schedule Of Commitment [Line Items]
Number of airports		1
Concession agreement extension period		2 years
Italy | TA (ADF)
Schedule Of Commitment [Line Items]
Number of airports		1
Brazil | ICASGA
Schedule Of Commitment [Line Items]
Number of airports		1
Concession agreement extension period		5 years
Brazil | ICAB
Schedule Of Commitment [Line Items]
Number of airports		1
Concession agreement extension period		5 years
Uruguay | Puerta del sur
Schedule Of Commitment [Line Items]
Number of airports		1
Uruguay | CAISA
Schedule Of Commitment [Line Items]
Number of airports		1
Ecuador | TAGSA
Schedule Of Commitment [Line Items]
Number of airports		1
Ecuador | ECOGAL
Schedule Of Commitment [Line Items]
Number of airports		1
AM | AIA
Schedule Of Commitment [Line Items]
Number of airports		2
Concesssion agreement extension period, description		Option to renew every 5 years
PERU | AAP
Schedule Of Commitment [Line Items]
Number of airports		5
Concesssion agreement extension period, description		Extendable to 2071

[1]	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.In 2020 AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.Includes 2020 additional two-year extension.